Long-Term Investments - Schedule of Financial Information of Corpotech (Details) - Corpotech Holdings Limited [Member] - HKD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Financial Information of Corpotech [Line Items]
Current assets	$ 830,465	$ 420,754
Non-current assets	7,220,070	8,069,490
Current liabilities	256,701	254,013
Revenue	2,560,000	1,220,000
Gross profit	360,000	250,000
Loss from operations	(396,636)	(628,506)
Net loss	$ (144,562)	$ (495,019)